Cover	3 Months Ended
Dec. 31, 2019
Cover page.
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Warner Music Group Corp.
Entity Central Index Key	0001319161
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false